Derivative Financial Instruments - Schedule of Financial Assets and Liabilities Measured at Fair Value and Indicate the Fair Value Hierarchy of the Inputs Utilized to Determine the Fair Values (Detail) - MXN ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative financial instruments	$ 30,113,454	$ 4,857,470
Available-for-sale financial assets	1,056,918	8,880,219
Derivative liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative financial instruments	(17,745,979)	(30,867,956)
Level 1 [member] | Derivative Financial Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Available-for-sale financial assets		6,463,096
Level 2 [member] | Derivative Financial Assets [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative financial instruments	30,113,454	4,857,470
Available-for-sale financial assets	1,056,918	2,417,123
Level 2 [member] | Derivative liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative financial instruments	$ (17,745,979)	$ (30,867,956)